LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Amounts recognized as income for extensions	$ 25,262	$ 29,439
Financial leases income	3,559,814	3,879,188	$ 2,461,456
Technological equipment
LEASES
Amounts recognized as income for extensions	15,572	20,717
Buildings
LEASES
Amounts recognized as income for extensions	9,254	8,088
Machinery and equipment
LEASES
Amounts recognized as income for extensions	236	532
Vehicles
LEASES
Amounts recognized as income for extensions	$ 200	$ 102